OPERATING LEASES	12 Months Ended
Dec. 31, 2025
Operating Leases
OPERATING LEASES

14. OPERATING LEASES

The Company leases an office space, a warehouse, and seven dormitories in Tianjin. The office space lease commenced in May 2025 and expires in December 2027; the warehouse lease commenced in November 2024 and expired in October 2025; and the seven dormitories have varying lease terms, with the earliest commencement date in September 2024 and the latest expiration date in November 2026.

The fixed monthly lease payment for the long-term lease of office space is RMB 11,000, RMB 27,000, and RMB 37,000 in 2025, 2026 and 2027 (approximately $1,500, $3,800, and $5,100, respectively), exclusive of applicable taxes and property management fees. The fixed monthly lease payment for the short-term lease of warehouse and seven dormitories ranges from RMB 950 to RMB 3,500 (approximately $100 to $500), exclusive of applicable taxes and property management fees.

The Company has also leased specific and identifiable wall spaces with a certain dimension in commercial and residential building lobbies, inside elevators, elevator waiting areas, and various places to install the new media advertising display terminals without substitution for purpose of broadcasting advertisements paid by the customers to promote their businesses or special events. The lease terms with negotiated payment terms range from one year to three years, and the rental costs vary depending on the number of spots where the display terminals are installed and the duration of the leases.

The Company incurred rent expenses for short-term lease of approximately $2,000 for the year ended December 31, 2025.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less.

Weighted-average remaining lease term as of December 31, 2025, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	24 months
Weighted-average discount rate	3.50%

The weighted-average discount rate was based on the five-year interest rate of People’s Bank of China.

The following table outlines maturities of operating lease liabilities as of December, 2025:

Year ending December 31	Lease for office
2026	45,758
2027	64,061
Total lease payments	109,819
Less: Imputed interest	(4,460)
Present value of lease liabilities	105,359